Consolidated Statements of Operations and Comprehensive Income(Loss) (Parentheticals) - $ / shares		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Diluted		$ (10.1)	$ 0.4	$ 2.5
Diluted	[1]	2,405,001	2,095,000	1,722,870

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023